1940 Act
                                                                      Rule 24f-2
                                         September 4, 2001



VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:      RULE 24F-2 NOTICE PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND
         (FORM 24F-2)
         REGISTRATION NOS.  2-16590 AND  811-945

To The Commission Staff:

         Transmitted herewith for filing is a Form 24F-2 for the above Fund. As indicated in the Notice, a registration fee of $3,158.80 is required pursuant to section 6(b) of the Securities Act of 1933 for the fiscal year ended June 30, 2001. The filing fee has been wired to the Commission's lockbox at Mellon Bank, Pittsburgh, Pennsylvania on August 31, 2001.

         Please contact me at (860) 403-6785 if you have any questions regarding this filing. Thank you for your assistance.

                                                    Very truly yours,



                                                    /s/ Nancy J. Engberg
                                                    --------------------
                                                    Nancy J. Engberg
                                                    Assistant Secretary

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

             Read instructions at end of Form before preparing Form.

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1.  Name and address of issuer:
         Phoenix-Aberdeen Worldwide Opportunities Fund
         101 Munson Street
         Greenfield, MA  01301

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2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.  Investment Company Act File Number:    811-945

         Securities Act File Number:   2-16590

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4(a).    Last day of fiscal year for which this notice is filed:  June 30, 2001

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c).    Check box if this is the last time the issuer will be filing this Form.
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5.  Calculation of registration fee:
      (i)      Aggregate sale price of securities sold during
               the fiscal year pursuant to section 24(f):                                      $ 170,527,920
                                                                                             ---------------

     (ii)      Aggregate price of securities redeemed or
               repurchased during the fiscal year:                 $   157,892,736
                                                                    --------------
    (iii)      Aggregate price of securities redeemed or
               repurchased during any prior fiscal year ending
               no earlier than October 11, 1995 that were not
               previously used to reduce registration fees
               payable to the Commission:                          $             0
                                                                    --------------

     (iv)      Total available redemption credits [add
               Items 5(ii) and 5(iii)]:                                                      - $ 157,892,736
                                                                                                ------------

      (v)      Net sales - if Item 5(i) is greater than Item
               5(iv) [subtract Item 5(iv) from Item 5(i)]:                                     $  12,635,184
                                                                                                ------------
                                                                   $  (     0    )
     (vi)      Redemption credits available for use in future       --------------
               years--if Item 5(i) is less than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:

    (vii)      Multiplier for determining registration fee (See
               Instruction C.9):                                                            x  $      .00025
                                                                                                ------------

   (viii)      Registration fee due [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee is due):                                      =  $ 3,158.80
                                                                                             ----------

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6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________

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7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                    +  $
                                                    --------------

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8.  Total of the amount of the registration fee due plus any interest due
    [line 5(viii) plus line 7]:


                                                 =  $     3,158.80
                                                    --------------

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            August 31, 2001
         ----------------------

           Method of Delivery:

                                    [ X ]     Wire Transfer

                                    [   ]     Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Nancy Engberg
                        -------------------
                          Phoenix-Aberdeen Worldwide Opportunities Fund Nancy Engberg, Assistant Secretary


Date   September 4, 2001
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*Please print the name and title of the signing officer below the signature.